FINANCIAL RESULT (Details) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RESULT
Finance income			€ 66	€ 1,888	€ 19,685
thereof fair value changes of warrants				1,028
thereof interest income and similar proceeds			66	860	3,883
thereof gain from loan extinguishment					15,802
Finance expenses			(72,244)	(5,712)	(10,091)
thereof fair value changes of warrants and derivatives			(25,920)
thereof modification loss XJ Harbour Set-off agreement			(34,337)
thereof change in estimate XJ host liability			(8,451)
thereof interest portion of lease payments			(585)	(641)	(103)
thereof interest expense			(2,951)	(5,071)	(9,988)
Financial result	€ (38,726)	€ (1,978)	€ (72,178)	€ (3,824)	€ 9,594